INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 31: INCOME TAX EXPENSE
The significant components of the income tax expense for the years ended December 31, 2008, 2009 and 2010 are as follows:

	2008	2009	2010
	(EUR in thousands)
Income tax expense:
Current tax expense domestic	(106,050)	(84,783)	(110,967)
Current tax expense foreign	(54,073)	(78,965)	(149,212)
Deferred tax (expense)/benefit domestic	(36,263)	(46,745)	163,872
Deferred tax (expense)/benefit foreign	(45,695)	(10,131)	34,673
Total income tax expense	(242,081)	(220,624)	(61,634)
The allocation of income before income tax expense between domestic and foreign is presented in note 38.

The differences between the average statutory income tax and the effective income tax are summarized as follows:

	2008	2009	2010
Tax calculated based on statutory income tax rate of 24% (2008 & 2009:25%)	(286,292)	(202,476)	36,084
Effect of tax exempt income	85,567	141,447	35,029
Effect of different tax rates in other countries	73,338	59,068	65,422
Non deductible expenses	(66,040)	(26,456)	(52,769)
Statutory revaluation of fixed assets	18,941	(89,768)	-
Effect of change in income tax rate	(40,006)	(25,360)	(40,211)
General allowance for loans losses recognized only for tax purposes	72,785	2,638	-
Non-offsettable income taxes with current year income taxes	(66,608)	(22,754)	(14,059)
Tax audit settlement	(19,189)	-	(2,494)
Other	(14,577)	(9,227)	(9,535)
Income tax expense / (benefit) before additional income taxes	(242,081)	(172,888)	17,467

Additional tax under Greek tax law 3808/2009 and tax law 3845/2010	-	-47,736	-26,126
Non-offsettable income taxes in accordance with Law 3842/2010	-	-	-52,975
Income tax expense after additional income taxes	(242,081)	(220,624)	(61,634)

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2009	2010
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	2,498	6,980
Mark to market valuation of securities and derivatives	186,118	662,550
Pension and other post retirement benefits	50,621	53,117
Insurance reserves	15,960	18,867
Revaluation of land and buildings	140,869	140,875
Intangibles recognised upon acquisition and other assets	408	311
Tax free reserves	-	17
Tax loss carried forward	147,040	289,134
Other	12,389	51,728
Gross deferred tax assets	555,903	1,223,579
Deferred tax assets / liabilities for netting	(159,874)	(156,999)
Net deferred tax assets	396,029	1,066,580

Deferred Tax Liabilities:
Allowance for loan losses	(40,721)	(39,971)
Mark to market valuation of securities and derivatives	(89,801)	(44,168)
Pension and other post retirement benefits	-	(1)
Revaluation of land and buildings	(1,088)	(1,351)
Intangibles recognised upon acquisition and other assets	(48,725)	(49,515)
Tax free reserves	(95,260)	(95,202)
Other	(46,683)	(65,837)
Gross deferred tax liablities	(322,278)	(296,045)
Deferred tax liabilities / assets for netting	159,874	156,999
Net deferred tax liabilities	(162,404)	(139,046)

Realization of deferred tax assets is dependent on generating sufficient taxable income prior to expiration of the loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. The amount of the deferred tax asset is considered realizable; however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The Group has recorded a deferred tax asset of EUR 289,134 thousand reflecting the benefit of EUR 1,392,034 thousand in loss carryforwards. Such deferred tax assets expire (i.e. last year of utilization of deferred taxes on losses) between 2013 and 2017 as follows:

(EUR in thousands)
2013	75,170
2014	57,265
2015	152,591
2016	1,344
2017	2,764
Total	289,134

The deferred tax on the mark-to-market valuation of securities includes both trading and available-for-sale securities, as most of these mark-to-market gains/(losses) are not recognized for Greek income tax purposes.

The applicable Greek statutory corporation income tax rate was 25% for 2008, 2009 and 24% for 2010.

On September 25, 2008 a tax law (Law 3697/2008) was enacted in Greece, according to which the corporation tax rate will be reduced from 25% to 20% declining by 1% each year starting from 2010 to 2014.

Based on the new tax rates, the Group examined the timing of the reversal of the temporary differences for the Greek entities and adjusted the deferred tax asset/liability amounts accordingly. The total effect, for the years ended December 31, 2009 and 2010 of the reduction in tax rate was an expense of EUR 25.4 million and EUR 40.2 million respectively.

The new Tax Law 3943/2011 which was enacted in March 2011 provides that for the periods commencing from January 1, 2011 thereon, the nominal corporation tax rate is reduced to 20%. Furthermore, upon profit distribution a 25% withholding tax is imposed on distributed profits.

In accordance with paragraph 3, article 10 of Law 3842/2010 regarding tax issues, the receivable amount of withholding taxes which is reflected in the Bank's corporate income tax returns for the year 2009 is not refunded provided that it relates to taxes withheld on bond interest income. In this respect the Bank recognized in the statement of income the amount of EUR 53.0 million and reserved its legal rights on this issue.

In accordance with Law 3845/2010 “Measures for the implementation of the support mechanism of the Greek economy through the eurozone Member-States and the International Monetary Fund”, a non-recurring tax was imposed on legal entities for social responsibility purposes and is calculated on the total net income for the year 2009, provided that it exceeded EUR 100 thousand. The tax expense recognized in the Group's current year income statement amounted to EUR 26.1 million.

On December 10, 2009, a tax law (Law 3808/2009) was enacted, according to which entities with profits exceeding EUR 5 million in 2008, were required to pay a special tax levy calculated on the higher of the taxable profits or IFRS profits reported for that year. The tax levy accrued to the Group's income statement of 2009 amounted to EUR 47.7 million.

On January 29, 2008, a tax law (Law 3634/2008) was enacted, whereby for years ending from 2007 onwards banks are subject to tax on profits which previously qualified as tax exempt and deriving from sale of stock exchange traded shares and stock exchange traded derivatives. The tax is calculated at the applicable corporation income tax rate.

Non-offsettable income taxes relate to the excess amount of withholding taxes over the capacity to absorb tax credits in the current year.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2008	2009	2010
	(EUR in thousands)
Balance, at beginning of year	29,409	10,125	18,873
Decreases related to positions taken during prior years	(75)	-	(32)
Increases related to positions taken during the current year	6,014	15,525	3,500
Settlements	(22,544)	(7,008)	(11,606)
Effect of foreign exchange differences	(2,679)	231	28
Balance, at end of year	10,125	18,873	10,763

During 2008, 2009 and 2010, the Group recognized within income tax expense the amount of EUR 111 thousand, EUR 44 thousand and EUR 50 thousand respectively, relating to interest. As of December 2008, 2009 and 2010, the Group's cumulative interest related to income taxes was EUR 169 thousand, EUR 199 thousand and EUR 57 thousand respectively.

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

During 2010, the settlement tax expense of “open” tax years of certain branches and subsidiaries amounted to EUR 11,606 thousand.

The open tax years of the major companies of the Group are as follows:

Company	Open tax years
National Bank of Greece S.A.	2009-2010
NBG London Branch (United Kingdom)	2009-2010
Finansbank A.S. (Turkey)	2006-2010
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2005-2010
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2010
Banca Romaneasca S.A. (Romania)	2006-2010
National Securities S.A. (Greece)	2009-2010
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2010
Ethniki Leasing S.A. (Greece)	2009-2010
Ethniki Hellenic General Insurance S.A. (Greece)	2010